Borrowings (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	6 Months Ended	10 Months Ended	9 Months Ended
	Sep. 30, 2013	Oct. 31, 2013	Jun. 30, 2013	Nov. 01, 2013	Sep. 22, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Outstanding balance						$ (153,349)	$ (100,020)
Unamortized discount						3,459	4,474
Long-term debt						586,738
Navios Joy
Debt Instrument [Line Items]
Amount released from escrow	47,000
Navios Harmony
Debt Instrument [Line Items]
Amount released from escrow		17,750
Balance net of Discount
Debt Instrument [Line Items]
Long-term debt						583,279
Term Loan B Facility
Debt Instrument [Line Items]
Credit facility			250,000
Debt instrument description of variable rate basis			LIBOR plus 425 basis points
Amounts held in escrow, through Term Loan B proceeds used			98,179
Outstanding balance						433,389	437,778
Description of terms of credit facility			Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).
Term Loan B Facility | Balance net of Discount
Debt Instrument [Line Items]
Outstanding balance						429,930
July 2012 Credit Facility
Debt Instrument [Line Items]
Amount of Term Loan B facility utilized to repay other facilities			101,614
Write-off of deferred financing fees			1,319
Outstanding balance						98,036
August 2012 Credit Facility
Debt Instrument [Line Items]
Amount of Term Loan B facility utilized to repay other facilities			41,225
Write-off of deferred financing fees			707
Term Loan B facility addition
Debt Instrument [Line Items]
Credit facility				189,500
Description of terms of credit facility				The add-on to the Term Loan B facility bears the same terms as Term Loan B facility and was issued at 100%. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
September 2014 Credit Facility
Debt Instrument [Line Items]
Credit facility					56,000
Debt instrument description of variable rate basis					LIBOR plus 300 bps
Outstanding balance						$ 55,313